Other Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Other Related Party Transactions
Note 27. Other Related Party Transactions
Related party amounts are reported in the following financial statement line items:

	December 31,
(Amounts in millions)	2022	2021
Assets
Current assets:
Accounts receivable and accrued revenue	$3	$—
Prepaid expenses	1	1
Other current assets	—	2
Total current assets	4	3
Other assets	384	596
Total assets	$388	$599
Liabilities
Current liabilities:
Accounts payable and accrued expenses	$86	$94
Deferred revenue	2	5
Current lease obligations	13	18
Other current liabilities	2	—
Total current liabilities	103	117
Long-term lease obligations	286	525
5.00% Senior Notes	1,650	1,650
Other liabilities	32	—
Total liabilities	$2,071	$2,292

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Revenue	$61	$143	$170
Expenses:
Total expenses	59	85	81
Interest expense	390	387	247
Gain (loss) from change in fair value of warrant liabilities	—	(345)	820

Sound Ventures
In June 2021, the Company sold its 5.7% interest in Sound Ventures II, LLC to a SoftBank affiliate, SB Fast Holdings (Cayman) Limited ("Buyer"), for total consideration of $6 million. The Buyer also assumed the Company's remaining capital commitments of $2 million. In connection with the sale, an amendment was made to the original profit sharing arrangement ("PSA") resulting from the sale of the Creator Fund to Softbank in 2020. The PSA was updated to reflect the additional capital commitment to Sound Ventures of $8 million (equal to the $6 million purchase price and contributed capital already funded and $2 million in unfunded commitments assumed by the Buyer). As such, the Company will be entitled to 20% of profits on the sale of underlying portfolio investments in the Creator Fund of over $102 million.
International Joint Ventures and Strategic Partnerships
During the year ended December 31, 2022, the Company converted the 2020 Debentures and other convertible debentures (as discussed and defined in Note 13) into 12,397,510 and 3,375,000 common shares of IndiaCo, respectively, representing an ownership interest in IndiaCo of approximately 27.5%. The carrying value of the Company's ownership interest in IndiaCo is accounted for as an equity method investment and is considered a related party upon conversion.
In December 2022, the Company pledged 8,467,347 of its shares of IndiaCo, representing 14.7% of the securities issued by IndiaCo on a fully diluted basis, as collateral for IndiaCo to enter into a debenture trust deed to borrow up to INR 5.5 billion (approximately $66.5 million as of December 31, 2022). The Company has recognized this share pledge at a fair value of $0.4 million and is included as a component of other liabilities on the accompanying Consolidated Balance Sheets. See Note 18 for details on the fair value of the share pledge.
IndiaCo constructs and operates workspace locations in India using WeWork’s branding, advice, and sales model. Per the terms of an agreement, the Company will also receive a management fee from IndiaCo. During the years ended December 31, 2022, 2021 and 2020, the Company recorded $7 million, $6 million and $2 million of management fee income from IndiaCo, respectively.
Subsequent to the ChinaCo Deconsolidation, the Company is entitled to certain transition services fees equal to $2 million for transition services provided from October 2, 2020 through December 31, 2020 and the lesser of $0.6 million per month or the actual costs of services provided for the following three month period.
The Company is also entitled to an annual management fee of 4% of net revenues beginning on the later of 2022 or the first fiscal year following the Initial Investment Closing in which EBIT of ChinaCo is positive (the "ChinaCo Management Fee"). The Company is also entitled to an additional $1 million in fees in connection with data migration and application integration services that were performed over a six month period beginning on October 2, 2020. These data migration and application integration fees are only payable on the first date the ChinaCo Management Fee becomes payable, and is recognized in Accounts receivable and accrued revenue on the Consolidated Balance Sheets as of December 31, 2022 and 2021.
Subsequent to the ChinaCo Deconsolidation, the Company has also continued to provide a guarantee to certain landlords of ChinaCo, guaranteeing total lease obligations up to $4 million as of December 31, 2022. The Company is entitled to a fee totaling approximately $0.1 million per year for providing such guarantees, until such guarantees are extinguished.
During the years ended December 31, 2022, 2021 and 2020, the Company recorded none, $2 million and $3 million, respectively, of total fee income for services provided to ChinaCo, included within service revenue as a component of total revenue in the accompanying Consolidated Statements of Operations. All amounts earned from ChinaCo prior to the ChinaCo Deconsolidation are eliminated in consolidation.
Creator Fund
In September 2020, in connection with the transfer of the Company's variable interest and control over the Creator Fund to an affiliate of SBG described in Note 10, the production services agreement was terminated and the parties agreed that the Company would not be required to reimburse an affiliate of SBG for the $22 million of deferred revenue. As SBG is a principal shareholder of the Company, the forgiveness of this reimbursement obligation was accounted for as a capital contribution and reclassified from liabilities to additional paid-in-capital during the year ended December 31, 2020.
VistaJet
During the year ended December 31, 2020, the Company sold WeWork’s unused flight hours with VistaJet, an aviation company offering private flight services, to an affiliate of SBG at cost, through the cancellation of $2 million in debt.
Non-Compete Agreement
During the year ended December 31, 2019, an affiliate of SBG entered into a non-compete agreement with Mr. Neumann for a cash payment of $185 million, of which 50% was paid initially, with the remaining 50% payable in twelve equal monthly installments. During 2019, the Company recorded this as an expense of the Company to be paid for by a principal shareholder as the Company also benefited from the arrangement through restricting Mr. Neumann's ability to provide similar services to a competing organization. The Company recognized the expense in full during 2019, with a corresponding increase in additional paid-in capital, representing a deemed capital contribution by SBG. The expense is included as a component of restructuring and other related costs on the Consolidated Statements of Operations.
In connection with his separation, the Company agreed to reimburse Mr. Neumann for legal expenses incurred. The Company recorded $2 million within restructuring and other related costs on the Consolidated Statements of Operations during 2019 and a corresponding liability of $2 million included in accounts payable and accrued expenses on the Consolidated Balance Sheets as of December 31, 2019. The Company paid for the legal expenses during the year ended December 31, 2020. Also in connection with his separation agreement, the Company agreed to provide Mr. Neumann, at the Company's cost, with the continuation of his family healthcare benefits through October 2020, security services through October 2020 and use of a WeWork office through February 2021.
Tender Offer and Settlement Agreement
On April 7, 2020, the Special Committee, acting in the name of Legacy WeWork, filed a complaint in the Court of Chancery of the State of Delaware against SBG and SoftBank Vision Fund asserting claims in relation to SBG’s withdrawal of the 2020 Tender Offer. Separately, on May 4, 2020, Mr. Neumann filed a complaint captioned Neumann, et al. v. SoftBank Group Corp., et al., C.A. No. 2020-0329-AGB, also asserting claims in relation to SBG's withdrawal of the 2020 Tender Offer. On February 25, 2021, all parties entered into a settlement agreement (the “Settlement Agreement”), the terms of which, when completed, would resolve the litigation. On April 15, 2021, the parties filed a stipulation of dismissal dismissing with prejudice the claims brought by Legacy WeWork, and dismissing the action in its entirety. The Settlement Agreement provides for, among other things, the following:
•The launch of a new tender offer. Pursuant to the Settlement Agreement, SVF II completed a tender offer and acquired $922 million of Legacy WeWork's equity securities (including certain equity awards, exercisable warrants, and convertible notes) from eligible equity holders of Legacy WeWork, at a price of $23.23 per share (the “2021 Tender Offer”). Mr. Neumann, his affiliate We Holdings LLC, and certain of their related parties separately sold shares to SBG and its affiliates as describe below; therefore they were excluded from the 2021 Tender Offer and did not tender shares. As a result of the 2021 Tender Offer, which closed in April 2021, the Company recorded $48 million of total expenses in its Consolidated Statements of Operations for the three months ended March 31, 2021. Refer to Note 24 for more information.
•Certain governance changes. The transactions contemplated by the Settlement Agreement also included the elimination of Legacy WeWork’s multi-class voting structure. As a result of the Amended and Restated Certificate of Incorporation of Legacy WeWork and the transactions contemplated by the Settlement Agreement, on February 26, 2021, all of the outstanding shares of Class B common stock of Legacy WeWork automatically converted into shares of Class A common stock and the shares of Class C Common stock of Legacy WeWork now had one vote per share, instead of three (the “Class B Conversion”). The Amended and Restated Certificate of Incorporation provided that if, following the Class B Conversion, new shares of Class B common stock were to be issued pursuant to (i) the exercise of options to purchase shares of Class B common stock outstanding as of the date of the Class B Conversion, (ii) securities convertible into shares of Class B common stock outstanding as of the date of the Class B Conversion, and (iii) other circumstances which are specified in the Amended and Restated Certificate of Incorporation, such new shares would be automatically converted into shares of Class A common stock immediately following the time such new shares of Class B common stock were to be issued.
•Mr. Neumann settlement payment. In connection with the Settlement Agreement, SBG and its affiliates paid Mr. Neumann an amount equal to $106 million. No expense was recorded in the Company's Consolidated Statements of Operations as it does not benefit the Company.
•Mr. Neumann sale of stock to SBG. In connection with the Settlement Agreement, SBG and its affiliates purchased 24,901,342 shares of Class B common stock of Legacy WeWork from We Holdings LLC, which is Mr. Neumann's affiliated investment vehicle, at a price per share of $23.23, representing an aggregate purchase price of $578 million. The Company recorded a $428 million expense which represents the excess between the amount paid from a principal shareholder of Legacy WeWork to We Holdings LLC and the fair value of the stock purchased. The Company recognized the expense in restructuring and other related (gains) costs in the Consolidated Statements of Operations for the three months ended March 31, 2021, with a corresponding increase in additional paid-in capital, representing a deemed capital contribution by SBG in its Consolidated Balance Sheets. Refer to Note 5 for more information.
•Mr. Neumann proxy changes. In connection with the Settlement Agreement, Mr. Neumann’s proxy and future right to designate directors to WeWork's board of directors were eliminated. The Amended and Restated Stockholders’ Agreement eliminated all proxies by Mr. Neumann in favor of WeWork's board of directors, eliminated Mr. Neumann’s right to observe meetings of our board of directors and removed Mr. Neumann’s future rights to designate directors to our board of directors (which would have been available to Mr. Neumann upon elimination of his financial obligations with and to SBG). Mr. Neumann's right to observe meetings of WeWork's board of directors was replaced by a new agreement, which provides that beginning on February 26, 2022, Mr. Neumann may designate himself or a representative to serve as an observer entitled to attend all meetings of WeWork's board of directors and certain committees thereof in a non-voting capacity. In the event that Mr. Neumann designates himself, SBG has the right following consultation with Mr. Neumann, to designate another individual to attend such meetings, and such individual shall be subject to SoftBank's approval, which shall not be unreasonably withheld. Pursuant to this agreement, Mr. Neumann's right will terminate on the date on which Mr. Neumann ceases to beneficially own equity securities representing at least 15,720,950 shares of WeWork Class A common stock (on an as-converted basis and as adjusted for stock splits, dividends and the like).
•SBG proxy agreement. On February 26, 2021, we entered into a proxy agreement with SVF II which will allow SBG and its affiliates to continue to voluntarily limit the combined voting power of SBG and SVFE to less than 49.90%. Pursuant to the proxy agreement, with respect to any shares of the Company’s stock representing shares owned by SVF II that, when taken together with the voting power of all other shares of the Company’s capital stock held by SBG and its affiliates (including SVFE) represent voting power of the Company in excess of 49.90%, such shares held by SBG will be voted in the same proportion as shares of the Company’s capital stock not owned by SBG or SVFE.
•WeWork Partnerships Profits Interest Units amendments. In February 2021, in connection with the Settlement Agreement, the WeWork Partnerships Profits Interest Units held by Mr. Neumann in the WeWork Partnership became fully vested and were amended to have a catch-up base amount of $0. The per unit distribution thresholds for the WeWork Partnerships Profits Interest Units were also amended to initially be $10.00. The distribution threshold was adjusted downward based on the closing date pricing of the Business Combination. As a result of this modification, the Company recorded $102 million of restructuring and other related (gains) costs in its Consolidated Statements of Operations for the three months ended March 31, 2021. Subsequent to the Business Combination, Mr. Neumann converted 19,896,032 vested WeWork Partnership Profits Interest Units into WeWork Partnership Class A common units. Refer to Note 10 for more information on the conversion to WeWork Partnership Class A common units.
Real Estate Transactions
The Company has several operating lease agreements for space in buildings owned by an entity in which the Company has an equity method investment through WeCap Investment Group. The WeCap Holdings Partnership sold its investment in DSQ, as discussed in Note 13, as of December 31, 2022. As a result the operating lease obligations related to DSQ are no longer with a related party. The Company has also entered into three separate operating lease agreements and one finance lease agreement for space in buildings that are partially owned by Mr. Neumann. Another shareholder of the Company is also a partial owner of the building in which the Company holds the finance lease. As of December 31, 2022, the Company has terminated all operating lease agreements in buildings that are partially owned by Mr. Neumann.
In February 2022, the remaining operating lease agreement in a building that is partially owned by Mr. Neumann was formally terminated upon receiving the necessary ordinary course approvals. The negotiations for the termination occurred in the ordinary course and on arms' length terms. The terms of termination included the tenant entity’s release of $0.6 million in unpaid tenant improvement allowances that had been held in escrow in exchange for the forgiveness of certain tenant responsibilities under the lease and the landlord entity’s forgiveness of the remaining rent amounts then owed. As of December 31, 2021, the unpaid tenant improvement allowance was fully reserved in the Company's Consolidated Balance Sheets.
The lease activity for the years ended December 31, 2022, 2021 and 2020 for these leases are as follows:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Mr. Neumann
Operating Lease Agreements:
Lease cost expense	$1	$8	$11
Contractual obligation	1	8	11
Tenant incentives received	—	—	4
Finance Lease Agreement:
Interest expense	$1	$2	$2
Contractual obligation	2	2	2
Tenant incentives received	—	—	1
WeCap Investment Group
Operating Lease Agreements:
Lease cost expense	$53	$56	$44
Contractual obligation	40	54	33
Tenant incentives received	9	4	13

The Company's aggregate undiscounted fixed minimum lease cost payments and tenant lease incentive receivables for these leases as of December 31, 2022 are as follows:

	Future Minimum Lease Cost(1)	Tenant Lease Receivable
(Amounts in millions)
Mr. Neumann
Finance lease agreement	$11	$—
WeCap Investment Group
Operating lease agreements	$591	$27

(1)The future minimum lease cost payments under these leases are inclusive of escalation clauses and exclusive of contingent rent payments.
Membership and Service Agreements
During the years ended December 31, 2022, 2021 and 2020, the Company earned additional revenue for the sale of memberships and various other services provided and recognized expenses from related parties as follows:

	Year Ended December 31,
(Amounts in millions)	2022	2021	2020
Revenue:
SBG(1)	$45	$119	$142
Other related parties(2)	9	14	23
Expenses:
SBG(1)	$5	$21	$20
Other related parties(2)	—	—	6

(1)SBG is a principal stockholder with representation on the Company's Board. SBG and its affiliates utilized WeWork space and services resulting in revenue. Additionally, the Company also agreed to reimburse SBG for all fees and expenses incurred in connection with the SoftBank Transactions in an aggregate amount up to $50 million. In February 2022, in connection with the Company's contribution of its business in Costa Rica to LatamCo (as discussed in Note 10), SBG waived its right to be reimbursed by the Company for $7 million of these obligations. During the years ended December 31, 2022 and 2021, the Company made no additional payments on these obligations to SBG. As of December 31, 2022 and 2021, Accounts payable and accrued expenses included $8 million and $15 million, respectively, payable to SBG related primarily to these reimbursement obligations. In October 2022, an affiliate of SBG terminated its membership agreement effective December 2022 and agreed to pay the Company $3.0 million in December 2022. The payment was received in December 2022 and included in revenue on the Consolidated Statements of Operations for the year ended December 31, 2022.
(2)These related parties have significant influence over the Company through representation on the Company's Board or are vendors in which the Company has an equity method investment or other related party relationship.